Quarterly Report
September 30, 2021
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 2.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$738,000	$753,660
Bombardier, Inc., 7.125%, 6/15/2026 (n)		397,000	416,850
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		1,070,000	1,102,100
Moog, Inc., 4.25%, 12/15/2027 (n)		1,515,000	1,556,662
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,060,000	1,105,050
TransDigm, Inc., 6.375%, 6/15/2026		985,000	1,016,185
TransDigm, Inc., 5.5%, 11/15/2027		705,000	724,388
TransDigm, Inc., 4.625%, 1/15/2029		714,000	711,323
			$7,386,218
Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 2.291%, (0% cash or 2.291% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)		$1,283,895	$128
Automotive – 1.9%
Dana, Inc., 5.375%, 11/15/2027		$726,000	$765,022
Dana, Inc., 5.625%, 6/15/2028		247,000	265,982
Dana, Inc., 4.25%, 9/01/2030		480,000	493,656
Dornoch Debt Merger Sub Inc., 6.625%, 10/15/2029 (n)		650,000	650,000
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		1,290,000	1,348,050
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		1,195,000	1,271,181
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		460,000	485,585
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		700,000	726,250
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		645,000	624,038
			$6,629,764
Broadcasting – 2.9%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$980,000	$1,021,395
iHeartCommunications, Inc., 8.375%, 5/01/2027		935,000	999,281
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		1,155,000	1,221,961
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		1,270,000	1,303,338
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		810,000	830,169
Summer BC Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	297,347	374,226
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$1,865,000	1,895,306
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		2,205,000	2,293,200
			$9,938,876
Brokerage & Asset Managers – 1.0%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$480,000	$494,400
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,375,000	1,426,562
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,037,000	1,065,155
NFP Corp., 4.875%, 8/15/2028 (n)		245,000	249,165
			$3,235,282
Building – 4.0%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$2,145,000	$2,190,581
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)		376,000	376,940
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,265,000	1,279,231
Interface, Inc., 5.5%, 12/01/2028 (n)		1,095,000	1,149,750
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		1,122,000	1,160,148
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		490,000	495,513
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		649,000	705,788
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		720,000	697,500
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		1,045,000	1,125,987
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)		655,000	687,750
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		1,020,000	1,079,925
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		765,000	787,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$1,062,000	$1,083,240
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	240,000	228,408
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	590,000	622,450
		$13,671,161
Business Services – 2.7%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$670,000	$682,784
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	610,000	614,575
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	815,000	827,225
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	515,000	538,175
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	666,000	706,779
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	955,000	991,462
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	1,485,000	1,452,033
Paysafe Finance PLC, 4%, 6/15/2029 (n)	985,000	943,137
Switch Ltd., 3.75%, 9/15/2028 (n)	1,244,000	1,262,660
Switch Ltd., 4.125%, 6/15/2029 (n)	360,000	369,450
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	770,000	811,388
		$9,199,668
Cable TV – 8.1%
CCO Holdings LLC, 4.25%, 1/15/2034 (n)	$850,000	$842,031
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,690,000	2,812,328
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,010,000	1,042,037
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	1,395,000	1,419,203
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	2,535,000	2,639,188
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	1,595,000	1,621,676
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	785,000	770,281
DISH DBS Corp., 7.75%, 7/01/2026	415,000	468,628
DISH DBS Corp., 5.125%, 6/01/2029	675,000	661,358
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	695,000	387,463
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	440,000	238,700
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	980,000	1,038,800
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	325,000	334,734
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	1,195,000	1,167,366
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	1,233,000	1,253,807
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,055,000	2,221,969
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,600,000	1,680,800
Videotron Ltd., 5.375%, 6/15/2024 (n)	290,000	315,375
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,020,000	2,090,700
Videotron Ltd., 3.625%, 6/15/2029 (n)	396,000	401,445
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	1,200,000	1,230,570
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	1,175,000	1,213,599
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,715,000	1,758,690
		$27,610,748
Chemicals – 2.5%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$534,000	$556,695
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	1,180,000	1,147,550
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	885,000	915,975
Consolidated Energy Finiance S.A., 5.625%, 10/15/2028 (n)	1,003,000	1,003,000
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	1,137,000	1,148,370
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	890,000	894,450
Ingevity Corp., 3.875%, 11/01/2028 (n)	1,230,000	1,226,925
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	410,000	410,000
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	300,000	300,360
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)	1,051,000	1,050,186
		$8,653,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.0%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$855,000	$888,131
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	1,145,000	1,147,233
PTC, Inc., 3.625%, 2/15/2025 (n)	955,000	969,325
PTC, Inc., 4%, 2/15/2028 (n)	540,000	554,175
		$3,558,864
Computer Software - Systems – 2.0%
CommScope Holding Co., Inc., 7.125%, 7/01/2028 (n)	$260,000	$265,322
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	635,000	603,250
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	1,965,000	2,231,208
Fair Isaac Corp., 4%, 6/15/2028 (n)	250,000	256,250
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,520,000	1,605,018
Twilio, Inc., 3.625%, 3/15/2029	770,000	787,710
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	1,225,000	1,227,695
		$6,976,453
Conglomerates – 3.5%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,335,000	$1,393,099
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	338,000	346,873
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	1,460,000	1,494,675
EnerSys, 5%, 4/30/2023 (n)	790,000	817,650
EnerSys, 4.375%, 12/15/2027 (n)	495,000	520,988
Gates Global LLC, 6.25%, 1/15/2026 (n)	840,000	871,500
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	715,000	782,925
Griffon Corp., 5.75%, 3/01/2028	1,195,000	1,254,750
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	820,000	826,150
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,030,000	1,111,112
TriMas Corp., 4.125%, 4/15/2029 (n)	2,336,000	2,388,560
		$11,808,282
Construction – 1.7%
Empire Communities Corp., 7%, 12/15/2025 (n)	$760,000	$794,200
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	510,000	532,950
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	880,000	899,232
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	1,245,000	1,280,794
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	565,000	629,410
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	550,000	591,949
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	938,000	975,520
		$5,704,055
Consumer Products – 1.5%
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	$1,105,000	$1,096,652
Mattel, Inc., 3.375%, 4/01/2026 (n)	783,000	807,351
Mattel, Inc., 5.875%, 12/15/2027 (n)	546,000	591,728
Mattel, Inc., 5.45%, 11/01/2041	315,000	373,275
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	945,000	985,611
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	420,000	405,300
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)	815,000	794,054
		$5,053,971
Consumer Services – 3.7%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$320,000	$338,330
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	740,000	805,102
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	465,000	458,857
ANGI Group LLC, 3.875%, 8/15/2028 (n)	1,130,000	1,124,350
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	935,000	952,933
Garda World Security Corp., 4.625%, 2/15/2027 (n)	350,000	350,000
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	1,668,000	1,653,405
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	728,000	787,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$80,000	$79,050
Match Group, Inc., 5%, 12/15/2027 (n)	960,000	1,004,856
Match Group, Inc., 4.625%, 6/01/2028 (n)	1,340,000	1,400,936
Match Group, Inc., 4.125%, 8/01/2030 (n)	365,000	380,056
Realogy Group LLC, 9.375%, 4/01/2027 (n)	750,000	824,063
Realogy Group LLC, 5.75%, 1/15/2029 (n)	320,000	331,923
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,484,000	1,487,710
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	630,000	657,862
		$12,637,384
Containers – 2.6%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$610,000	$648,033
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	550,000	548,625
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	950,000	960,687
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,305,000	1,328,497
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	892,000	935,708
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,510,000	1,618,554
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	610,000	628,666
Greif, Inc., 6.5%, 3/01/2027 (n)	890,000	930,148
Reynolds Group, 4%, 10/15/2027 (n)	1,225,000	1,212,750
		$8,811,668
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$1,510,000	$1,436,252
Electronics – 1.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$240,000	$245,100
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	570,000	623,797
Entegris, Inc., 4.375%, 4/15/2028 (n)	390,000	408,525
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,150,000	1,173,158
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	745,000	824,558
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,480,000	1,629,850
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	675,000	726,273
Synaptics, Inc., 4%, 6/15/2029 (n)	980,000	1,002,609
		$6,633,870
Energy - Independent – 3.8%
Apache Corp., 5.35%, 7/01/2049	$310,000	$344,317
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029 (n)	700,000	715,208
Callon Petroleum Co., 8%, 8/01/2028 (n)	415,000	409,813
CNX Resources Corp., 6%, 1/15/2029 (n)	995,000	1,052,212
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	970,000	1,047,600
Continental Resources, Inc., 4.9%, 6/01/2044	235,000	263,200
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	550,000	562,375
EQT Corp., 5%, 1/15/2029	855,000	962,687
Murphy Oil Corp., 5.875%, 12/01/2027	330,000	343,448
Occidental Petroleum Corp., 5.875%, 9/01/2025	845,000	947,034
Occidental Petroleum Corp., 5.5%, 12/01/2025	845,000	935,837
Occidental Petroleum Corp., 6.625%, 9/01/2030	820,000	1,010,650
Occidental Petroleum Corp., 6.45%, 9/15/2036	410,000	515,831
Occidental Petroleum Corp., 6.6%, 3/15/2046	600,000	753,003
Ovintiv, Inc., 6.5%, 2/01/2038	190,000	261,355
Range Resources Corp., 8.25%, 1/15/2029 (n)	790,000	888,790
SM Energy Co., 5.625%, 6/01/2025	345,000	346,977
SM Energy Co., 6.5%, 7/15/2028	370,000	383,068
Southwestern Energy Co., 6.45%, 1/23/2025	257,400	283,415
Southwestern Energy Co., 8.375%, 9/15/2028	455,000	515,392
Southwestern Energy Co., 5.375%, 3/15/2030	510,000	550,405
		$13,092,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 3.2%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$330,000	$319,275
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	1,175,000	1,213,187
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	1,640,000	1,750,700
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	790,000	816,663
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	570,000	585,675
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	315,000	322,875
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	1,168,000	1,208,880
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)	535,000	531,823
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	855,000	859,275
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	425,000	403,748
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	465,000	476,625
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	1,195,000	1,222,257
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,025,000	1,048,703
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	315,000	317,953
		$11,077,639
Financial Institutions – 2.9%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$637,204	$538,437
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	1,180,000	1,215,400
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	1,000,000	1,018,810
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	2,353,878	2,312,685
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	1,390,000	1,391,738
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,055,000	1,104,374
OneMain Finance Corp., 6.875%, 3/15/2025	555,000	623,681
OneMain Finance Corp., 8.875%, 6/01/2025	509,000	552,265
OneMain Finance Corp., 7.125%, 3/15/2026	490,000	567,788
PennyMac Financial Services, Inc., 5.75%, 9/15/2031 (n)	575,000	574,132
		$9,899,310
Food & Beverages – 3.1%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$1,440,000	$1,513,800
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,750,000	1,896,580
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	570,000	633,965
Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,615,000	1,837,579
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,110,000	1,162,170
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	805,000	845,733
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	805,000	811,223
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	780,000	777,933
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,205,000	1,236,631
		$10,715,614
Gaming & Lodging – 6.8%
Boyd Gaming Corp., 4.75%, 12/01/2027	$1,000,000	$1,030,690
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	405,000	417,656
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	815,000	825,187
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	880,000	926,200
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	695,000	732,686
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	857,000	963,461
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	1,225,000	1,237,250
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,045,000	1,029,325
International Game Technology PLC, 4.125%, 4/15/2026 (n)	1,505,000	1,564,252
International Game Technology PLC, 6.25%, 1/15/2027 (n)	330,000	372,900
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	985,000	997,312
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	535,000	544,363
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	354,000	348,248
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	1,070,000	1,152,925
MGM Growth Properties LLC, 5.75%, 2/01/2027	415,000	477,250
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	708,000	754,020
MGM Resorts International, 5.5%, 4/15/2027	720,000	781,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	$1,025,000	$1,013,110
Scientific Games Corp., 8.625%, 7/01/2025 (n)	250,000	270,734
Scientific Games Corp., 8.25%, 3/15/2026 (n)	615,000	652,669
Scientific Games International, Inc., 7%, 5/15/2028 (n)	645,000	695,794
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	765,000	798,912
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	1,135,000	1,174,725
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	1,495,000	1,560,675
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	660,000	666,587
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	575,000	557,750
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,028,000	978,592
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	815,000	821,112
		$23,345,585
Industrial – 0.7%
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	$985,000	$989,162
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	1,178,000	1,227,134
		$2,216,296
Insurance - Property & Casualty – 1.1%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$1,385,000	$1,433,475
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	1,150,000	1,166,158
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	665,000	669,123
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	320,000	337,600
		$3,606,356
Machinery & Tools – 0.3%
Terex Corp., 5%, 5/15/2029 (n)	$985,000	$1,020,706
Medical & Health Technology & Services – 6.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$300,000	$300,000
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,454,000	1,530,335
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	715,000	759,688
Catalent, Inc., 3.125%, 2/15/2029 (n)	1,920,000	1,885,344
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	2,182,000	2,228,367
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	730,000	763,762
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	190,000	207,100
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,105,000	1,073,756
DaVita, Inc., 4.625%, 6/01/2030 (n)	765,000	786,887
DaVita, Inc., 3.75%, 2/15/2031 (n)	624,000	607,620
Encompass Health Corp., 5.75%, 9/15/2025	515,000	524,656
Encompass Health Corp., 4.625%, 4/01/2031	635,000	667,417
HCA, Inc., 5.875%, 2/15/2026	1,345,000	1,541,706
HCA, Inc., 5.625%, 9/01/2028	320,000	380,704
HCA, Inc., 5.875%, 2/01/2029	395,000	474,667
HCA, Inc., 3.5%, 9/01/2030	1,380,000	1,461,958
HealthSouth Corp., 5.125%, 3/15/2023	337,000	337,000
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	1,200,000	1,229,844
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	1,510,000	1,568,407
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	380,000	379,050
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	430,000	418,175
MPH Acquisition Holdings LLC, 5.5%, 9/01/2028 (n)	615,000	613,309
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	675,000	712,969
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	1,471,000	1,466,881
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	715,000	754,325
		$22,673,927

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.4%
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	$245,000	$245,000
Teleflex, Inc., 4.625%, 11/15/2027	1,230,000	1,282,275
		$1,527,275
Metals & Mining – 4.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,140,000	$1,206,131
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	1,155,000	1,108,858
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	985,000	1,045,331
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	900,000	892,026
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	470,000	488,800
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	678,000	716,985
Freeport-McMoRan, Inc., 5%, 9/01/2027	960,000	1,000,800
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	550,000	575,438
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	810,000	879,863
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	816,000	837,420
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	1,075,000	1,095,963
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,505,000	1,553,912
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	495,000	507,375
Novelis Corp., 3.25%, 11/15/2026 (n)	406,000	411,757
Novelis Corp., 4.75%, 1/30/2030 (n)	570,000	600,039
Novelis Corp., 3.875%, 8/15/2031 (n)	488,000	482,656
Petra Diamonds US$ Treasury PLC, 10.5%, (0% cash or 10.5% PIK) 3/08/2026 (n)(p)	342,749	351,317
		$13,754,671
Midstream – 4.6%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$314,000	$333,823
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	1,385,000	1,450,372
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	771,000	781,840
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	1,296,000	1,334,880
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	712,000	758,095
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	248,000	271,858
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	240,000	269,940
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,910,000	2,098,364
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	480,000	498,000
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	290,000	289,275
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	910,500	893,993
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	80,000	81,000
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	1,235,000	1,284,678
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,385,000	1,551,858
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	735,000	792,881
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	720,000	741,636
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	720,000	750,600
Western Midstream Operating LP, 5.3%, 2/01/2030	850,000	939,250
Western Midstream Operation LP, 4.65%, 7/01/2026	320,000	346,115
Western Midstream Operation LP, 5.5%, 8/15/2048	260,000	304,200
		$15,772,658
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$355,000	$363,875
Network & Telecom – 0.3%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$995,000	$1,008,711
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$530,000	$567,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$655,000	$440,821
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	675,000	430,765
		$871,586
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$1,195,000	$1,221,063
NCR Corp., 5.125%, 4/15/2029 (n)	590,000	608,437
		$1,829,500
Pharmaceuticals – 2.7%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$1,949,000	$1,989,247
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	1,790,000	1,698,209
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	580,000	540,125
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	374,000	363,715
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	550,000	550,000
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	1,450,000	1,502,635
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	781,000	796,620
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	1,026,000	1,077,659
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	575,000	585,781
		$9,103,991
Pollution Control – 0.9%
GFL Environmental, Inc., 4%, 8/01/2028 (n)	$560,000	$555,800
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	645,000	649,031
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	320,000	328,800
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	410,000	414,100
Stericycle, Inc., 3.875%, 1/15/2029 (n)	1,115,000	1,121,813
		$3,069,544
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$845,000	$834,437
Taseko Mines Ltd., 7%, 2/15/2026 (n)	550,000	557,563
		$1,392,000
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,255,000	$1,308,865
Mav Acquisition Corp., 8%, 8/01/2029 (n)	655,000	625,708
		$1,934,573
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$993,000	$1,062,510
Real Estate - Other – 0.9%
EPR Properties, REIT, 4.5%, 6/01/2027	$725,000	$787,093
EPR Properties, REIT, 4.95%, 4/15/2028	155,000	170,307
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	945,000	999,186
XHR LP, REIT, 4.875%, 6/01/2029 (n)	965,000	991,142
		$2,947,728
Retailers – 0.9%
Bath & Body Works, Inc., 5.25%, 2/01/2028	$1,840,000	$2,029,520
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	900,000	917,303
		$2,946,823
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$955,000	$1,002,702

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 1.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$1,183,000	$1,203,703
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	550,000	567,325
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	655,000	680,692
Penske Automotive Group Co., 3.75%, 6/15/2029	1,427,000	1,435,034
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	500,000	513,750
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	500,000	545,625
		$4,946,129
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$1,245,000	$1,306,047
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	825,000	823,330
		$2,129,377
Telecommunications - Wireless – 3.1%
Altice France S.A., 6%, 2/15/2028 (n)	$1,175,000	$1,128,558
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	730,000	755,550
SBA Communications Corp., 3.875%, 2/15/2027	754,000	781,333
SBA Communications Corp., 3.125%, 2/01/2029 (n)	1,725,000	1,666,781
Sprint Capital Corp., 6.875%, 11/15/2028	1,530,000	1,958,400
Sprint Corp., 7.125%, 6/15/2024	410,000	466,662
Sprint Corp., 7.625%, 3/01/2026	1,875,000	2,271,984
T-Mobile USA, Inc., 2.625%, 2/15/2029	1,168,000	1,180,333
T-Mobile USA, Inc., 3.5%, 4/15/2031	480,000	506,225
		$10,715,826
Tobacco – 0.4%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$545,000	$573,613
Vector Group Ltd., 5.75%, 2/01/2029 (n)	630,000	630,000
		$1,203,613
Utilities - Electric Power – 2.7%
Calpine Corp., 4.5%, 2/15/2028 (n)	$995,000	$1,014,900
Calpine Corp., 5.125%, 3/15/2028 (n)	1,260,000	1,276,045
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	615,000	651,039
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	1,895,000	1,899,737
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	146,000	154,030
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	640,000	688,000
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	688,000	728,420
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	650,000	668,688
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,450,000	1,556,937
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	480,000	502,200
		$9,139,996
Total Bonds		$333,885,270
Common Stocks – 0.3%
Construction – 0.2%
ICA Tenedora, S.A. de C.V. (a)	147,380	$579,113
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$285,050
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)(l)	2,704,982	$63,436
Total Common Stocks		$927,599

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	670	$7
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	670	7
				$14
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	$1.14	3/16/21	11,113	$2,390
Total Warrants				$2,404

Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.04% (v)	4,977,116	$4,977,116
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	19,671	$19,671

Other Assets, Less Liabilities – 0.4%		1,458,609
Net Assets – 100.0%		$341,270,669
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,977,116 and $334,834,944, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $276,398,778, representing 81.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 9/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	390,098	EUR	329,180	JPMorgan Chase Bank N.A.	10/08/2021	$8,765
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$579,113	$—	$579,113
United States	—	14	285,050	285,064
United Kingdom	—	63,436	2,390	65,826
Municipal Bonds	—	363,875	—	363,875
U.S. Corporate Bonds	—	294,022,140	—	294,022,140
Asset-Backed Securities (including CDOs)	—	128	—	128
Foreign Bonds	—	39,499,127	—	39,499,127
Mutual Funds	4,996,787	—	—	4,996,787
Total	$4,996,787	$334,527,833	$287,440	$339,812,060
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$8,765	$—	$8,765
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/20	$315,010
Change in unrealized appreciation or depreciation	(29,960)
Received as part of a corporate action	2,390
Balance as of 9/30/21	$287,440
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30, 2021 is $(29,960). At September 30, 2021, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,433,544	$67,233,155	$77,689,583	$(1,981)	$1,981	$4,977,116
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,491	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.